Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	KONA GOLD BEVERAGE, INC.
Entity Central Index Key	0001802546
Document Type	S-1
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true